Income Tax Expense (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense
Domestic tax rate, percent	27.00%	27.00%
Investments in foreign subsidiaries	$ 8,200	$ 7,500